Debt (Subordinated Debt Joint Venture Partners) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt	$ 6,236,892	[1]	$ 5,803,499	[1]
Interest rate paid on unpaid interest	19.50%
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 64,280	[1],[2]	$ 64,280	[1],[2]
Stated interest rate	0.00%
Minimum [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate			15.00%
Maximum [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate			20.00%

[1]	As of December 31, 2013, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.
[2]	Subordinated debt issued to two of our joint venture partners in 2008 and 2010.